Note 8 - Long-term Investments - Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term investments	$ 992	$ 4,172
Sigurd Cayman [Member]
Long-term investments	992	992
EMC [Member]
Long-term investments		$ 3,180